Curian Guidance - Interest Rate Opportunities Fund Summary (Curian Guidance - Interest Rate Opportunities Fund)	0 Months Ended
Apr. 25, 2013
Curian Guidance - Interest Rate Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]
In the summary prospectus for the Curian Guidance – Interest Rate Opportunities Fund, the Curian Guidance – Multi-Strategy Income Fund, the Curian Guidance – Conservative Fund, the Curian Guidance – Tactical Moderate Growth Fund, the Curian Guidance – Institutional Alt 65 Fund, and the Curian Guidance – Real Assets Fund, in the section entitled “Principal Investment Strategies,” please add the following asset classes and strategies to the “Asset Classes and Strategies” table:

Strategy Narrative [Text Block]	Fixed Income Risk Parity